COMMITMENTS	12 Months Ended
Dec. 31, 2018
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COMMITMENTS
6.	COMMITMENTS

Flow-through expenditures:

IsoEnergy has raised funds through the issuance of flow-through shares. Based on Canadian tax law, IsoEnergy is required to spend this amount on eligible exploration expenditures by December 31 of the year after the year in which the shares were issued.

The premium paid for a flow-through share, which is the price paid for the share over the market price of the share, is recorded as a flow-through share premium liability. This liability is subsequently reduced when the required exploration expenditures are made, and accordingly, a reduction of the flow-through premium liability is then recorded with an offsetting reduction in the deferred tax expense to the extent that deferred income tax assets are available.

As of December 31, 2018, IsoEnergy is obligated to spend $4,036,208 on eligible exploration expenditures by the end of 2019. As the commitment is satisfied, the remaining balance of the flow-through premium liability is derecognized.

A continuity of the flow-through share premium liability is as follows:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Balance, beginning of the period	$109,251	$179,212
Liability incurred on flow-through shares issued	784,892	130,000
Settlement of flow-through share premium liability on expenditures made	(343,751)	(199,961)

Balance, end of the period	$550,392	$109,251

Office leases:

The Company and its subsidiary, IsoEnergy, have total office lease commitments at their Vancouver and Saskatoon offices as follows:

2019	$1,033,557
2020	$955,935
2021	$756,469
2022	$772,552
2023	$697,626
2024	$659,397
2025	$659,397

In connection with the Vancouver and Saskatoon office leases, the Company paid deposits of $17,400 and $68,037, respectively, with the landlords which will be applied to the final month’s and final two months’ rents, respectively, when the office lease terms expire. The Company entered into an irrevocable Letter of Credit in the amount of $420,000 in connection with the Saskatoon office lease with an expiration date of January 1, 2020. IsoEnergy paid a deposit of $9,274 with its landlord which will be applied to the final month’s rent when the office lease term expires.